Income Taxes - Schedule of (Loss) income before income tax expense (benefit) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Income Tax Examination [Line Items]
U.S. (loss) income						$ (14)			$ (27)
Non-U.S. (loss) income						(9)			(14)
Income (Loss) Before Taxes	$ (82)			$ (12)		$ (23)			(41)
Alight Holdings
Income Tax Examination [Line Items]
U.S. (loss) income							$ (28)			$ (88)
Non-U.S. (loss) income							(2)			(6)
Income (Loss) Before Taxes	$ (82)	$ (65)	$ 43	$ (12)	$ 31		$ (30)	$ (34)	$ (41)	$ (94)